Summary of Significant Accounting Policies - Schedule of basic and diluted income (loss) per share (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Accounting Policies [Abstract]
Net income (loss)	$ (4,100,000)	$ 400,000	$ (21,100,000)	$ (2,200,000)	$ 8,853		$ (1,142)
Less: Income attributable to common stock subject to possible redemption					(1,676,357)
Adjusted net loss					$ (1,667,504)
Weighted average shares outstanding, basic and diluted	29,039,177	7,300,000	23,903,579	7,300,000	2,961,370	[1]	3,125,000	[1]
Basic and diluted loss per common share	$ (0.14)	$ 0.05	$ (0.88)	$ (0.31)	$ (0.56)	[2]	$ 0.00	[2]

[1]	Excludes an aggregate of 13,820,208 shares of common stock subject to possible redemption at December 31, 2019.
[2]	Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $1,676,357 for the year ended December 31, 2019.